Acquisitions (Details) (USD $)	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Amorcyte Acquisition [Member]	Jul. 13, 2011 Amorcyte Acquisition [Member]	Mar. 31, 2012 PCT Acquisition [Member]	Dec. 31, 2011 PCT Acquisition [Member]	Dec. 31, 2011 $7.00 Warrants [Member] PCT Acquisition [Member]	Dec. 31, 2011 $3.00 Warrants [Member] PCT Acquisition [Member]	Dec. 31, 2011 $5.00 Warrants [Member] PCT Acquisition [Member]
Business Acquisition [Line Items]
Contribution To Intellectual Property Amount						$ 927,000
Research and Development Expense	7,720,748	6,008,285					1,150,000
Net Revenue Since Acquisition							9,685,400
Profit Loss Since Acquisition				854,100			3,700,000
Business Acquisition, Name of Acquired Entity				Amo Acquisition Company I, Inc.			NBS Acquisition Company LLC
Business Acquisition, Date of Acquisition Agreement				October 17, 2011			January 19, 2011
StockConvertedToCommonStockRight				5,843,483			10,600,000
StockConvertedToContingentCommonStockRight				4,092,768
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,881,008			3,000,000
Common Stock Warrants, Shares	37,389,825	21,843,507	19,838,802					1,000,000	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.466				7	3	5
Earn Out Payments, Percent of Net Sales				10.00%
Earn Out Payments Percentage Sublicensing Fees				30.00%
Earn Out Payment Reduced Percentage				50.00%
Contingent Shares Issued Upon Phase Completion, Shares				1,364,256
Fair Value of Assets Acquired				4,400,000			10,200,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					8,500,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount					4,100,000
Equity Issued In Business Combination Fair Value Disclosure				3,700,000			17,200,000
Stock Converted To Common Stock Right Value				940,000			15,900,000
Shares of preferred stock and warrants for common stock issued.	3,000,000
Stock Converted To Contingent Common Stock Right, Value				673,600
Fair Value of Earn Out Payments				3,100,000
Earnings Per Share Basic And Diluted Since Acquisition				$ 0.01			$ 0.04
Goodwill, Gross							7,000,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	1,300,000
Business Acquisition, Contingent Consideration, at Fair Value	$ 70,000